Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
TAXATION
16.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and renewing the HNTE in December 2021. The certificate is valid for three years.

According to Taxation [2019] No. 13 which was effective from January 1, 2019 to December 31, 2021 and Taxation [2021] No. 12 which was effective from January 1, 2021 to December 31, 2022, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million in 2020. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 2.5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million in 2021 and 2022.

Continuing operations:

The income tax provision consisted of the following components:

	For the years ended December 31,
	2020	2021	2022
Current income tax expenses	$4,028	$2,062	$2,182
Deferred income tax benefit	(2,276)	(1,124)	(1,951)
Total income tax expense	$1,752	$938	$231

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2020	2021	2022
Income (Loss) before income tax expense	$8,374	$10,530	$(10,674)
Computed income tax expense (benefit) with statutory tax rate	2,093	2,632	(2,669)
Additional deduction for research and development expenses	(386)	(509)	(635)
Tax effect of preferred tax rate	(1,255)	(1,389)	1,050
Tax effect of favorable tax rates on small-scale and low-profit entities	(52)	(93)	123
Tax effect of tax relief	(51)	(9)	(7)
Tax effect of non-deductible items	27	71	26
Tax effect due to the disposal of Shengda Group	-	-	(3,580)
Tax effect of deferred tax effect of tax rate change	-	-	129
Changes in valuation allowance	1,376	235	5,794
Income tax expense	$1,752	$938	$231

As of December 31, 2021 and 2022, the significant components of the deferred tax assets are summarized below:

	December 31,
	2021	2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,794	$5,353
Temporary difference in research and development costs	4,211	3,738
Net operating loss carried forward	4,142	7,676
Share-based compensation	253	78
Allowance for doubtful accounts	-	3,802
Total deferred tax assets	14,400	20,647
Valuation allowance	(2,314)	(7,577)
Deferred tax assets, net of valuation allowance	$12,086	$13,070

Changes in valuation allowance are as follows:

	December 31,
	2021	2022
Balance at the beginning of the year	$2,030	$2,314
Additions	233	5,436
Foreign currency translation adjustments	51	(173)
Balance at the end of the year	$2,314	$7,577

As of December 31, 2021 and 2022, the Group had net operating loss carryforwards of approximately $15,830 and $32,266, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2021 and 2022, deferred tax assets from the net operating loss carryforwards amounted to $4,142 and $7,676, respectively, and the Group has recorded valuation allowances of $2,314 and $7,577 as of December 31, 2021 and 2022, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of December 31, 2022, net operating loss carryforwards will expire, if unused, in the following amounts:

2023	$676
2024	2,303
2025	5,534
2026	5,757
2027	17,996
Total	$32,266